Boucherville, April 14, 2010

United States Securities and Exchange Commission

VIA EDGAR

Mr. Chris White, Branch Chief

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

RE: Strateco Resources Inc.

Form 8-K, Item 4.01 dated March 29, 2010 filed March 31, 2010

File No. 000-49942

Sir,

Strateco Resources Inc. (the “Company” or “We”) has requested from the undersigned to forward to your attention the responses to U.S. Securities and Exchange Commission (SEC) letter of comments dated April 7, 2010 concerning Form 8-K dated March 29, 2010.

We have reproduced the comments in Italic format before each response to facilitate SEC’s review.

1. We note you filed Item 4.01 Form 8-K on March 31, 2010 for the event occurred on March 23, 2010. The filing requirements for Item 4.01 of Form 8-K is within four business days after the occurrence of a triggering event. Please ensure that future filings comply with the filing requirements. Please refer to the guidance at Release 33-8400, which may be found at http:/lwww.sec.gov/rules/final/338400.htm.

1. The Company sent on March 29, 2010 to its EDGAR filing Agent the Form 8-K Item 4.01 (a) dated March 29, 2010 to report the notice of dismissal of Principal Accountants dated March 23, 2010 or within a delay of four business days following the event to be reported.

However, as it appears from the documents filed on EDGAR on March 29, 2010, it is the previous Form 8-K reporting the nomination of a new director pursuant to Item 5.01, filed on March 23, 2010 that has been filed twice instead by the EDGAR filing Agent. This was a human error that has been recognized and corrected immediately on March 31, 2010. The Company will however continue to ensure that the future filings comply with the filing requirements of Form 8-K.

2. Please revise your disclosure to explicitly state whether or not the audit reports on your financial statements for the past two years issued by Petrie Raymond, LLP, Chartered Accountants ("Petrie Raymond"), were qualified as to uncertainty, audit scope, or accounting principles and describe the nature of the qualification. In this respect, your disclosure should not provide any qualifying language, such as "according to the opinion of the Registrant". We refer you to the guidance at Item 304(a)(1)(ii) of Regulation S-K.

Strateco Resources Inc.

1225 Gay-Lussac Street, Boucherville (Québec) J4B 7K1

Tel: (450) 641-0775 * Fax: (450) 641-1601

2. The Company understands from this SEC comment that the sentence added “according to the opinion of the Registrant” should be removed and that the text mentioned in guidance at Item 304(a) (1) (ii) of Regulation S-K should be explicitly stated.

As requested by the SEC, the Company will remove this segment of sentence, in an Amended Form 8-K with the following wording at Item 4.01 (a) (1) (ii):

“The principal accountant’s report on the financial statements for either of the past two years did not contain an adverse opinion or a disclaimer of opinion, nor was qualified or modified as to uncertainty, audit scope or accounting principles.”

3.

You disclose that during your two most recent fiscal years preceding the dismissal of Petrie Raymond, there was no disagreement with Petrie Raymond on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. Please revise your disclosure to conform to the language required at Regulation S-K, Item 304(a)(1)(iv). Please also specifically describe the interim periods (subsequent to December 31, 2009) that are covered by your statement.

3. We understand from the SEC comment that the Company should have added the following segment of the sentence “which disagreement(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with this report”.

Also, regardless of whether there was a disagreement or not, we understand that the Company should have declared if there was or not a disagreement with the Principal Accountants in the interim period subsequent to December 31, 2009 even if there was no mandate given to the dismissed Principal Accountants to audit or to examine the interim financial statements.

The Company will therefore amend its Form 8-K, in the following manner at Item 4.01 (a) (1) (iv):

“During the Registrant’s two most recent fiscal years and any subsequent interim period preceding the dismissal of PETRIE RAYMOND, as the principal accountant, there was no disagreement with PETRIE RAYMOND, on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.”

Please confirm your obligation to report the engagement of new independent accountant in a current report on Form 8-K and provide the disclosures required by Item 304(a)(2) of Regulation S-K.

Strateco Resources Inc.

1225 Gay-Lussac Street, Boucherville (Québec) J4B 7K1

Tel: (450) 641-0775 * Fax: (450) 641-1601

We confirm the obligation of the Company to report the views of the newly engaged Accountant pursuant to Item 304 (2) of Regulation S-K and to file it as Exhibit with a second Form 8-K Item 4.01 (b) and its Instruction as discussed also in the Instructions to Item 304 (2) of Regulation S-K.

Pursuant to the Company’s bylaws, the Company’ shareholders will appoint the new Principal Accountants for the auditing of the annual financial statements of the fiscal year ending December 31, 2010 at the Annual Meeting of Shareholders to be held on May 27, 2010.

Closing Comments

We added to our cover letter a statement from the Company acknowledging that:

The company is responsible for the adequacy and accuracy of the disclosure in the filing;

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect o the filing; and

The Company may not assert staff comments as a defence in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Best regards,

/s/ Guy Hébert

_____________________

Guy Hébert, President and

Principal Executive Officer

Strateco Resources Inc.

1225 Gay-Lussac Street, Boucherville (Québec) J4B 7K1

Tel: (450) 641-0775 * Fax: (450) 641-1601

STATEMENT

I, Guy Hébert, President and Principal Executive Officer of the Company declares that:

•

The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments from the U.S. Securities and Exchange Commission (“Commission”) or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

The Company recognizes that it may not assert staff comments as a defence in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

April 14, 2010

/s/ Guy Hébert

__________________________

Guy Hébert, President

Principal Executive Officer

for Strateco Resources Inc.

Strateco Resources Inc.

1225 Gay-Lussac Street, Boucherville (Québec) J4B 7K1

Tel: (450) 641-0775 * Fax: (450) 641-1601